Pilot plant	6 Months Ended
Dec. 31, 2021
Pilot Plant
Pilot plant

6.        Pilot plant

On May 9, 2020, the Company commenced full-time operation of its LiSTR pilot plant, located at LANXESS’ south plant facility in El Dorado, Arkansas. The pilot plant is the culmination of over three years of research and development activities by the Company and its partners. The pilot plant is a bespoke DLE (Direct Lithium Extraction) plant, designed to extract lithium directly and continuously from Smackover Formation brines. The plant is designed to process up to 50 USGPM of brine, extract the lithium, and produce a high quality, concentrated lithium chloride intermediate product.

The pilot plant is being amortized on a straight-line basis over its estimated useful life of 2 years and has an estimated salvage value of $640,000 (US$500,000) at the end of its estimated useful life.

The pilot plant operations costs include costs for personnel, management supervision, repairs and maintenance of the building and equipment, parts, membranes and reagents used in brine processing and process optimization costs.

As at December 31, 2021, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2019	-
Costs transferred from asset under construction	25,964,026
Decommissioning provision	136,280
Amortisation	(3,722,862)
Balance at June 30, 2020	22,377,444
Additions	2,764,138
Amortisation	(11,360,466)
Effect of movement in foreign exchange rates	(1,442,375)
Balance at June 30, 2021	12,338,741
Additions	955,909
Amortisation	(7,342,858)
Effect of movement in foreign exchange rates	237,863
Balance at December 31, 2021	6,189,655